Financial Instruments, Financial Risks and Capital Management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments, Financial Risks and Capital Management
5	FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT

(a)	Categories of financial instruments
The following table sets out the financial instruments as at the end of the reporting period:

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Financial assets
Financial assets at amortized cost	426,620	119,739
Financial assets measured at fair value through profit or loss	23,983	—
	450,603	119,739

Financial liabilities
Financial liabilities at amortized cost	53,447	76,345
Lease liabilities	35,911	32,487

(b)	Financial risk management policies and objectives
The Group’s overall risk management policy seeks to minimize potential adverse effects on financial performance of the Group. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risk. The risks associated with these financial instruments and the policies to mitigate these risks are set out below.

(i)	Credit risk management
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk is primarily attributable to its cash and cash equivalents and trade receivables, contract assets and other receivables.
As at December 31, 2021, approximately 80% of the Group’s trade receivable arose from 3 customers (2020: approximately 65% of the Group’s trade receivable arose from 4 customers). Apart from this, the Group does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities.

Cash
and cash equivalents are placed with credit-worthy financial institutions with high credit ratings assigned by international credit-rating agencies and therefore credit risk is limited. The Group has adopted procedures in extending credit terms to customers and monitoring its credit risk. Credit evaluations are performed on customers requiring credit over a certain amount. Before accepting any new customer, the Group carries out research on the credit risk of the new customer and assesses the potential customer’s credit quality and defines credit limits by customer. Limits attributed to customers are reviewed when necessary.
The Group’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL

Doubtful	Amount is more than 90 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL— not credit-impaired

In default	Amount is more than 120 days past due or there is evidence indicating the asset is credit-impaired.	Lifetime ECL— credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The table below details the credit quality of the Group’s financial assets (excluding cash and cash equivalents) and contract assets, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				S$’000	S$’000	S$’000
2021
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	92,561	—	92,561
Contract assets	1 0	(a)	Lifetime ECL (Simplified approach)	49,365	—	49,365
Other receivables	1 1	Performing	12-month ECL	11,596	—	11,596

					—

2020
Trade receivables	9	(a)	Lifetime ECL (Simplified approach)	36,919	—	36,919
Contract assets	1 0	(a)	Lifetime ECL (Simplified approach)	46,842	—	46,842
Other receivables	1 1	Performing	12-month ECL	12,909	—	12,909

					—

(a)
The Group determines the expected credit losses on these items by using an allowance matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status.

(ii)	Interest rate risk management
Interest rate risk arises from the potential changes in interest rates that may have an adverse effect on the Group in the current reporting period and future years.
The Group’s primary interest rate relates to interest-bearing bank loans. The interest rate and terms of repayment of bank loans are disclosed in Note 16 of the financial statements.
The sensitivity analysis has been determined based on the exposure to interest rates for non-derivative
instruments at the end of the reporting period and the stipulated change taking place at the beginning of the financial year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis point increase or decrease is used and represents management’s assessment of the reasonably possible change in interest rates.
As at December 31, 2021 it is estimated that a 50 basis point change in interest rates will affect the Group’s profit before tax by S$0.06 million (2020: S$0.2 million).

(iii)	Foreign currency risk management
The Group has operations in different jurisdictions and transacts in various foreign currencies. At the end of reporting periods, the carrying amounts of significant monetary assets and monetary liabilities denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Assets		Liabilities
	2021	2020	2021	2020
	S$’000	S$’000	S$’000	S$’000
United States Dollar	122,833	75,104	46,566	18,785

The sensitivity rate used when reporting foreign currency risk to key management personnel is 5%, which is the change in foreign exchange rate that management deems reasonably possible which will affect outstanding foreign currency denominated monetary items at period end. If the respective Group entities’ functional currencies strengthen/weaken by 5% against the United States Dollar (“USD”), profit or loss will (decrease)/increase by S$3.8 million (2020: S$2.8 million).
The increase in carrying amount of monetary assets is due to an increase in outstanding trade receivables primarily driven by the increase in revenue and the increase in monetary liabilities denominated in USD is due to the expansion of the Group’s business in regions that transact in USD.

(iv)	Liquidity risk management
Liquidity risk is managed by matching the payment and receipt cycle. The Group maintains sufficient cash and cash equivalents and internally generated cash flows to finance its operations. The Group mitigates liquidity risk by maintaining some standby credit lines available.
The
 Group has access to financing facilities of which S$
21.9
million (2020: S$
2.4
million) were unused at the reporting date.
Non-derivative
financial liabilities
The
following table details the remaining contractual maturity for non-derivative
financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Contractual undiscounted cash flows in the table below includes both interest and principal cash flows.

	Weighted average interest rate	On demand or within 1 year	Within 2 to 3 years	Within 3 to 5 years	5 years onwards	Total contractual undiscounted cash flows	Adjustment	Carrying amount
	%	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2021
Non-interest bearing	—	36,637	—	—	—	36,637	—	36,637
Variable interest rate instruments	1.7% to 3.3%	12,091	—	—	—	12,091	—	12,091
Fixed interest rate Instruments	2.5% to 4.85%	1,837	2,317	747	—	4,901	(182)	4,719
Lease liabilities (fixed rate)	1.6% to 8.8%	15,884	19,210	3,104	—	38,198	(2,287)	35,911

December 31, 2020
Non-interest bearing	—	36,039	—	—	—	36,039	—	36,039
Variable interest rate instruments	1.6% to 4.7%	23,736	7,463	5,051	—	36,250	(955)	35,295
Fixed interest rate Instruments	2.5%	1,043	1,200	3,065	—	5,308	(297)	5,011
Lease liabilities (fixed rate)	1.6% to 8.8%	15,968	14,860	4,278	69	35,175	(2,688)	32,487

Non-derivative

financial assets
All

non-derivative

financial assets of the Group as at December 31, 2021 and 2020 are repayable on demand or due within one year from the end of the reporting period, and are non-interest

bearing, except for fixed deposits and other receivables as disclosed in Notes 8 and 11 respectively.

(v)	Fair value of financial assets and financial liabilities
The carrying amounts of financial assets and liabilities on the statement of financial position approximate their respective fair values due to the relatively short-term maturity of these financial instruments. The fair values of other classes of financial assets and liabilities are disclosed in the respective notes to financial statements.

(c)	Capital risk management policies and objectives
Management reviews the capital structure at least annually to ensure that the Group will be able to continue as a going concern. The capital structure comprises only issued capital, reserves and retained earnings. The Group’s overall strategy remains unchanged.